PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                      Unit Value                    Percent
                                                         -------------------------------------      Change
Compass 1 Contracts                                      December 31, 1997   December 31, 1998   in Unit Value
                                                         -----------------   -----------------   -------------
  Massachusetts Investors Trust........................       $85.1160           $103.3129             21.38%
  Massachusetts Investors Growth Stock Fund............        71.6206             98.9683             38.18
  MFS Total Return Fund................................        62.6622             69.2493             10.51
  MFS Growth Opportunities Fund........................        50.5718             64.4932             27.53
  MFS Reseach Fund.....................................        70.5612             85.6092             21.33
  MFS Bond Fund........................................        37.4559             38.6443              3.17
  MFS Money Market Fund................................        20.2949             21.0291              3.62
  MFS Government Money Market Fund.....................        19.4875             20.1619              3.46
  MFS High Income Fund.................................        42.8235             42.6829             (0.33)
  MFS World Governments Fund...........................        37.9444             38.9935              2.76
  MFS Emerging Growth Fund.............................        60.5646             74.4225             22.88

    Investment return and principal value will fluctuate, and units, when surrendered, may be worth more or less than their original cost.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- December 31, 1998

 ASSETS:
   Investments in mutual funds:               Shares        Cost         Value
                                             ---------  ------------  ------------
     Massachusetts Investors Trust
       ("MIT")*............................    807,736  $ 11,113,878  $ 16,355,408
     Massachusetts Investors Growth Stock
       Fund ("MIG")*.......................    691,857     8,020,219    11,007,164
     MFS Total Return Fund ("MTR")*........  1,435,169    20,416,046    21,475,555
     MFS Growth Opportunities Fund
       ("MGO")*............................  2,525,400    30,904,315    40,286,399
     MFS Reseach Fund ("MFR")*.............    414,608     6,483,244    10,426,759
     MFS Bond Fund ("MFB")*................    420,440     5,496,552     5,588,040
     MFS Money Market Fund ("MCM").........  5,268,810     5,268,810     5,268,810
     MFS Government Money Market Fund
       ("MCG").............................  1,370,147     1,370,147     1,370,147
     MFS High Income Fund ("MFH")*.........  1,405,043     7,262,724     7,189,492
     MFS World Governments Fund ("MWG")*...    191,273     2,205,725     2,019,644
     MFS Emerging Growth Fund ("MEG")*.....    418,563     9,294,412    18,667,509
                                                        ------------  ------------
                                                        $107,836,072  $139,654,927
                                                        ------------
                                                        ------------

 LIABILITY:
   Payable to sponsor...............................................      (134,935)
                                                                      ------------
         Net assets.................................................  $139,519,992
                                                                      ------------
                                                                      ------------

NET ASSETS OF CONTRACT OWNERS:

                                          Applicable to Owners of
                                    Deferred Variable Annuity Contracts    Reserve for
                                   -------------------------------------    Variable
                                     Units     Unit Value      Value        Annuities       Total
                                   ---------  ------------  ------------  -------------  ------------
     MIT.........................    156,406   $ 103.312858 $ 16,155,645    $   225,310  $ 16,380,955
     MIG.........................    110,261      98.968251   10,906,738        114,384    11,021,122
     MTR.........................    304,876      69.249292   21,081,700        114,427    21,196,127
     MGO.........................    617,973      64.493151   40,084,465        241,640    40,326,105
     MFR.........................    121,411      85.609177   10,396,344         43,987    10,440,331
     MFB.........................    139,906      38.644340    5,497,200        109,729     5,606,929
     MCM.........................    247,311      21.029066    5,197,045         80,381     5,277,426
     MCG.........................     67,794      20.161924    1,366,562          3,861     1,370,423
     MFH.........................    168,359      42.682892    7,109,897        120,420     7,230,317
     MWG.........................     49,718      38.993543    1,938,539         38,894     1,977,433
     MEG.........................    249,765      74.422527   18,587,882        104,942    18,692,824
                                                            ------------  -------------  ------------
         Net assets.......................................  $138,322,017    $ 1,197,975  $139,519,992
                                                            ------------  -------------  ------------
                                                            ------------  -------------  ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS-- Year Ended December 31, 1998

                                              MIT         MIG          MTR           MGO         MFR          MFB
                                           Sub-Account Sub-Account Sub-Account    Sub-Account Sub-Account Sub-Account
                                           ----------  ----------  ------------   ----------  ----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $1,040,778  $ 888,114   $ 3,432,291    $4,344,859  $ 380,158   $   404,022
   Mortality and expense risk charges....   (219,444 )  (123,343 )    (289,448)    (475,498 )  (125,144 )     (73,722)
                                           ----------  ----------  ------------   ----------  ----------  -----------
       Net investment income.............  $ 821,334   $ 764,771   $ 3,142,843    $3,869,361  $ 255,014   $   330,300
                                           ----------  ----------  ------------   ----------  ----------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $4,384,806  $1,715,133  $ 5,702,621    $5,412,285  $1,176,296  $ 1,530,276
     Cost of investments sold............  (2,879,524) (1,355,069)  (4,172,148)   (3,821,380)  (592,744 )  (1,591,682)
                                           ----------  ----------  ------------   ----------  ----------  -----------
       Net realized gains (losses).......  $1,505,282  $ 360,064   $ 1,530,473    $1,590,905  $ 583,552   $   (61,406)
                                           ----------  ----------  ------------   ----------  ----------  -----------
   Net unrealized appreciation on
     investments:
     End of year.........................  $5,241,530  $2,986,945  $ 1,059,509    $9,382,084  $3,943,515  $    91,488
     Beginning of year...................  4,329,519   1,007,405     3,446,969    5,707,322   2,911,315       172,676
                                           ----------  ----------  ------------   ----------  ----------  -----------
       Change in unrealized
         appreciation....................  $ 912,011   $1,979,540  $(2,387,460)   $3,674,762  $1,032,200  $   (81,188)
                                           ----------  ----------  ------------   ----------  ----------  -----------
     Realized and unrealized gains
       (losses)..........................  $2,417,293  $2,339,604  $  (856,987)   $5,265,667  $1,615,752  $  (142,594)
                                           ----------  ----------  ------------   ----------  ----------  -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $3,238,627  $3,104,375  $ 2,285,856    $9,135,028  $1,870,766  $   187,706
                                           ----------  ----------  ------------   ----------  ----------  -----------
                                           ----------  ----------  ------------   ----------  ----------  -----------


                                              MCM         MCG          MFH           MWG         MEG
                                           Sub-Account Sub-Account Sub-Account    Sub-Account Sub-Account    Total
                                           ----------  ----------  ------------   ----------  ----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 268,930   $  58,364   $   693,908    $ 132,870   $ 170,889   $11,815,183
   Mortality and expense risk charges....    (70,630 )   (15,974 )    (103,145)     (26,129 )  (224,649 )  (1,747,126)
                                           ----------  ----------  ------------   ----------  ----------  -----------
       Net investment income (loss)......  $ 198,300   $  42,390   $   590,763    $ 106,741   $ (53,760 ) $10,068,057
                                           ----------  ----------  ------------   ----------  ----------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $4,851,493  $ 629,960   $ 1,859,134    $ 288,916   $3,528,393  $31,079,313
     Cost of investments sold............  (4,851,493)  (629,960 )  (1,710,227)    (303,761 ) (1,335,644) (23,243,632)
                                           ----------  ----------  ------------   ----------  ----------  -----------
       Net realized gains (losses).......  $  --       $  --       $   148,907    $ (14,845 ) $2,192,749  $ 7,835,681
                                           ----------  ----------  ------------   ----------  ----------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $  --       $  --       $   (73,232)   $(186,081 ) $9,373,097  $31,818,855
     Beginning of year...................     --          --           655,044     (153,917 ) 7,828,944    25,905,277
                                           ----------  ----------  ------------   ----------  ----------  -----------
       Change in unrealized appreciation
         (depreciation)..................  $  --       $  --       $  (728,276)   $ (32,164 ) $1,544,153  $ 5,913,578
                                           ----------  ----------  ------------   ----------  ----------  -----------
     Realized and unrealized gains
       (losses)..........................  $  --       $  --       $  (579,369)   $ (47,009 ) $3,736,902  $13,749,259
                                           ----------  ----------  ------------   ----------  ----------  -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $ 198,300   $  42,390   $    11,394    $  59,732   $3,683,142  $23,817,316
                                           ----------  ----------  ------------   ----------  ----------  -----------
                                           ----------  ----------  ------------   ----------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                    MIT                       MIG                       MTR
                                                Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                 Year Ended                Year Ended                Year Ended
                                                December 31,              December 31,              December 31,
                                          ------------------------  ------------------------  ------------------------
                                             1998         1997         1998         1997         1998         1997
                                          -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income.................  $   821,334  $ 1,084,136  $   764,771  $ 1,201,248  $ 3,142,843  $ 2,494,923
  Net realized gains....................    1,505,282      391,861      360,064       20,166    1,530,473    1,165,431
  Net unrealized gains (losses).........      912,011    2,436,981    1,979,540    1,533,779   (2,387,460)     440,641
                                          -----------  -----------  -----------  -----------  -----------  -----------
      Increase in net assets from
        operations......................  $ 3,238,627  $ 3,912,978  $ 3,104,375  $ 2,755,193  $ 2,285,856  $ 4,100,995
                                          -----------  -----------  -----------  -----------  -----------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $   250,927  $   295,282  $   182,818  $   161,450  $   289,514  $   375,661
    Net transfers between Sub-Accounts
     and Fixed Account..................      175,482      443,283      520,045      190,511   (1,127,992)    (117,230)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (3,770,189)  (2,182,271)  (1,231,561)  (1,420,037)  (3,913,196)  (4,140,788)
                                          -----------  -----------  -----------  -----------  -----------  -----------
      Net accumulation activity.........  $(3,343,780) $(1,443,706) $  (528,698) $(1,068,076) $(4,751,674) $(3,882,357)
                                          -----------  -----------  -----------  -----------  -----------  -----------
  Annuitization activity:
    Annuitizations......................  $   --       $    73,820  $   --       $   --       $    50,954  $   --
    Annuity payments....................      (33,722)     (26,781)     (28,970)     (24,415)      (9,910)    (132,212)
    Adjustments to annuity reserve......        3,919       12,259        3,506        4,039      (30,175)    (139,226)
                                          -----------  -----------  -----------  -----------  -----------  -----------
      Net annuitization activity........  $   (29,803) $    59,298  $   (25,464) $   (20,376) $    10,869  $  (271,438)
                                          -----------  -----------  -----------  -----------  -----------  -----------
  Decrease in net assets from
   participant transactions.............  $(3,373,583) $(1,384,408) $  (554,162) $(1,088,452) $(4,740,805) $(4,153,795)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Increase (decrease) in net assets...  $  (134,956) $ 2,528,570  $ 2,550,213  $ 1,666,741  $(2,454,949) $   (52,800)
NET ASSETS:
  Beginning of year.....................   16,515,911   13,987,341    8,470,909    6,804,168   23,651,076   23,703,876
                                          -----------  -----------  -----------  -----------  -----------  -----------
  End of year...........................  $16,380,955  $16,515,911  $11,021,122  $ 8,470,909  $21,196,127  $23,651,076
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                    MGO                       MFR                       MFB
                                                Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                 Year Ended                Year Ended                Year Ended
                                                December 31,              December 31,              December 31,
                                          ------------------------  ------------------------  ------------------------
                                             1998         1997         1998         1997         1998         1997
                                          -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income.................  $ 3,869,361  $ 3,877,405  $   255,014  $   292,042  $   330,300  $   343,280
  Net realized gains (losses)...........    1,590,905    1,192,014      583,552      645,408      (61,406)    (100,223)
  Net unrealized gains (losses).........    3,674,762    1,531,238    1,032,200      586,469      (81,188)     270,646
                                          -----------  -----------  -----------  -----------  -----------  -----------
      Increase in net assets from
        operations......................  $ 9,135,028  $ 6,600,657  $ 1,870,766  $ 1,523,919  $   187,706  $   513,703
                                          -----------  -----------  -----------  -----------  -----------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $   511,586  $   396,402  $    92,604  $   115,867  $   229,930  $    97,957
    Net transfers between Sub-Accounts
     and Fixed Account..................     (246,517)    (331,038)     251,933      112,699     (137,088)     137,968
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (3,973,370)  (3,356,390)    (930,243)  (1,160,821)    (795,428)  (1,220,161)
                                          -----------  -----------  -----------  -----------  -----------  -----------
      Net accumulation activity.........  $(3,708,301) $(3,291,026) $  (585,706) $  (932,255) $  (702,586) $  (984,236)
                                          -----------  -----------  -----------  -----------  -----------  -----------
  Annuitization activity:
    Annuitizations......................  $    57,163  $    40,042  $   --       $   --       $   --       $    52,142
    Annuity payments....................      (31,779)     (22,778)      (9,455)      (9,402)     (11,729)     (12,112)
    Adjustments to annuity reserve......      (29,875)      12,645        1,832        1,887        1,001       11,228
                                          -----------  -----------  -----------  -----------  -----------  -----------
      Net annuitization activity........  $    (4,491) $    29,909  $    (7,623) $    (7,515) $   (10,728) $    51,258
                                          -----------  -----------  -----------  -----------  -----------  -----------
  Decrease in net assets from
   participant transactions.............  $(3,712,792) $(3,261,117) $  (593,329) $  (939,770) $  (713,314) $  (932,978)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Increase (decrease) in net assets...  $ 5,422,236  $ 3,339,540  $ 1,277,437  $   584,149  $  (525,608) $  (419,275)
NET ASSETS:
  Beginning of year.....................   34,903,869   31,564,329    9,162,894    8,578,745    6,132,537    6,551,812
                                          -----------  -----------  -----------  -----------  -----------  -----------
  End of year...........................  $40,326,105  $34,903,869  $10,440,331  $ 9,162,894  $ 5,606,929  $ 6,132,537
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                    MCM                       MCG                        MFH
                                                Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  ------------------------  --------------------------
                                                 Year Ended                Year Ended                 Year Ended
                                                December 31,              December 31,               December 31,
                                          ------------------------  ------------------------  --------------------------
                                             1998         1997         1998         1997          1998          1997
                                          -----------  -----------  -----------  -----------  ------------  ------------
OPERATIONS:
  Net investment income.................  $   198,300  $   243,804  $    42,390  $    41,525  $    590,763  $    620,612
  Net realized gains....................      --           --           --           --            148,907        19,181
  Net unrealized gains (losses).........      --           --           --           --           (728,276)      271,258
                                          -----------  -----------  -----------  -----------  ------------  ------------
      Increase in net assets from
        operations......................  $   198,300  $   243,804  $    42,390  $    41,525  $     11,394  $    911,051
                                          -----------  -----------  -----------  -----------  ------------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $    95,793  $   107,567  $   172,988  $    29,140  $     47,917  $     66,166
    Net transfers between Sub-Accounts
     and Fixed Account..................    1,099,327     (678,009)      92,742       55,363      (234,750)      (76,758)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (2,304,486)  (1,416,396)    (279,549)    (171,168)   (1,213,505)   (1,125,638)
                                          -----------  -----------  -----------  -----------  ------------  ------------
      Net accumulation activity.........  $(1,109,366) $(1,986,838) $   (13,819) $   (86,665) $ (1,400,338) $ (1,136,230)
                                          -----------  -----------  -----------  -----------  ------------  ------------
  Annuitization activity:
    Annuitizations......................  $   --       $    49,826  $     3,544  $   --       $    --       $    --
    Annuity payments....................       (8,378)      (7,711)        (990)        (194)      (18,033)      (19,721)
    Annuity transfers...................      --           --           --           --            --             (3,495)
    Adjustments to annuity reserve......          102        9,057           78           76         2,893         9,135
                                          -----------  -----------  -----------  -----------  ------------  ------------
      Net annuitization activity........  $    (8,276) $    51,172  $     2,632  $      (118) $    (15,140) $    (14,081)
                                          -----------  -----------  -----------  -----------  ------------  ------------
  Decrease in net assets from
    participant transactions............  $(1,117,642) $(1,935,666) $   (11,187) $   (86,783) $ (1,415,478) $ (1,150,311)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Increase (decrease) in net assets...  $  (919,342) $(1,691,862) $    31,203  $   (45,258) $ (1,404,084) $   (239,260)
NET ASSETS:
  Beginning of year.....................    6,196,768    7,888,630    1,339,220    1,384,478     8,634,401     8,873,661
                                          -----------  -----------  -----------  -----------  ------------  ------------
  End of year...........................  $ 5,277,426  $ 6,196,768  $ 1,370,423  $ 1,339,220  $  7,230,317  $  8,634,401
                                          -----------  -----------  -----------  -----------  ------------  ------------
                                          -----------  -----------  -----------  -----------  ------------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                    MWG                       MEG
                                                Sub-Account               Sub-Account                   Total
                                          ------------------------  ------------------------  --------------------------
                                                 Year Ended                Year Ended                 Year Ended
                                                December 31,              December 31,               December 31,
                                          ------------------------  ------------------------  --------------------------
                                             1998         1997         1998         1997          1998          1997
                                          -----------  -----------  -----------  -----------  ------------  ------------
OPERATIONS:
  Net investment income (loss)..........  $   106,741  $    67,492  $   (53,760) $   (60,819) $ 10,068,057  $ 10,205,648
  Net realized gains (losses)...........      (14,845)     (50,885)   2,192,749    1,959,202     7,835,681     5,242,155
  Net unrealized gains (losses).........      (32,164)     (48,770)   1,544,153    1,077,568     5,913,578     8,099,810
                                          -----------  -----------  -----------  -----------  ------------  ------------
      Increase (decrease) in net assets
        from operations.................  $    59,732  $   (32,163) $ 3,683,142  $ 2,975,951  $ 23,817,316  $ 23,547,613
                                          -----------  -----------  -----------  -----------  ------------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $    10,731  $    20,613  $   297,252  $   273,824  $  2,182,060  $  1,939,929
    Net transfers between Sub-Accounts
     and Fixed Account..................      (79,290)     (57,194)      87,481      180,160       401,373      (140,245)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     (167,294)    (504,226)  (2,456,028)  (2,750,634)  (21,034,849)  (19,448,530)
                                          -----------  -----------  -----------  -----------  ------------  ------------
      Net accumulation activity.........  $  (235,853) $  (540,807) $(2,071,295) $(2,296,650) $(18,451,416) $(17,648,846)
                                          -----------  -----------  -----------  -----------  ------------  ------------
  Annuitization activity:
    Annuitizations......................  $   --       $    12,236  $   --       $     4,465  $    111,661  $    232,531
    Annuity payments....................       (5,614)      (5,464)     (17,582)     (22,268)     (176,162)     (283,058)
    Annuity transfers...................      --           --           --             3,495       --            --
    Adjustments to annuity reserve......       (1,687)       2,064        6,854        2,764       (41,552)      (74,072)
                                          -----------  -----------  -----------  -----------  ------------  ------------
      Net annuitization activity........  $    (7,301) $     8,836  $   (10,728) $   (11,544) $   (106,053) $   (124,599)
                                          -----------  -----------  -----------  -----------  ------------  ------------
  Decrease in net assets from
    participant transactions............  $  (243,154) $  (531,971) $(2,082,023) $(2,308,194) $(18,557,469) $(17,773,445)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Increase (decrease) in net assets...  $  (183,422) $  (564,134) $ 1,601,119  $   667,757  $  5,259,847  $  5,774,168
NET ASSETS:
  Beginning of year.....................    2,160,855    2,724,989   17,091,705   16,423,948   134,260,145   128,485,977
                                          -----------  -----------  -----------  -----------  ------------  ------------
  End of year...........................  $ 1,977,433  $ 2,160,855  $18,692,824  $17,091,705  $139,519,992  $134,260,145
                                          -----------  -----------  -----------  -----------  ------------  ------------
                                          -----------  -----------  -----------  -----------  ------------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable; therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                        MIT             MIG              MTR
                                    Sub Account     Sub Account      Sub Account
                                  --------------- ---------------- ---------------
                                    Year Ended       Year Ended      Year Ended
                                   December 31,     December 31,    December 31,
                                  --------------- ---------------- ---------------
                                   1998    1997     1998    1997    1998    1997
                                  ------- ------- -------- ------- ------- -------
Units outstanding, beginning of
 year............................ 191,532 211,924  116,839 137,226 376,845 445,574
  Units purchased................   2,680   3,952    2,161   2,689   4,393   6,597
  Units transferred between
    Sub-Accounts and Fixed
    Account......................   1,444   5,860    5,819   2,571 (16,851)  (1,968)
  Units withdrawn, surrendered
    and annuitized............... (39,250) (30,204)  (14,558) (25,647) (59,511) (73,358)
                                  ------- ------- -------- ------- ------- -------
  Units outstanding, end of
    year......................... 156,406 191,532  110,261 116,839 304,876 376,845
                                  ------- ------- -------- ------- ------- -------
                                  ------- ------- -------- ------- ------- -------

                                        MCM             MCG              MFH
                                    Sub Account     Sub Account      Sub Account
                                  --------------- ---------------- ---------------
                                    Year Ended       Year Ended      Year Ended
                                   December 31,     December 31,    December 31,
                                  --------------- ---------------- ---------------
                                   1998    1997     1998    1997    1998    1997
                                  ------- ------- -------- ------- ------- -------
Units outstanding, beginning of
 year............................ 301,313 401,141   68,686  73,345 200,252 229,079
  Units purchased................   4,643   5,399    8,633   1,523   1,084   1,652
  Units transferred between
    Sub-Accounts and Fixed
    Account......................  53,161 (33,845)    4,580   2,802  (5,278)  (2,180)
  Units withdrawn, surrendered
    and annuitized............... (111,806) (71,382)  (14,105)  (8,984) (27,699) (28,299)
                                  ------- ------- -------- ------- ------- -------
  Units outstanding, end of
    year......................... 247,311 301,313   67,794  68,686 168,359 200,252
                                  ------- ------- -------- ------- ------- -------
                                  ------- ------- -------- ------- ------- -------

                                        MGO             MFR             MFB
                                    Sub Account     Sub Account     Sub Account
                                  --------------- --------------- ---------------

                                    Year Ended      Year Ended      Year Ended
                                   December 31,    December 31,    December 31,
                                  --------------- --------------- ---------------
                                   1998    1997    1998    1997    1998    1997
                                  ------- ------- ------- ------- ------- -------
Units outstanding, beginning of
 year............................ 682,668 752,698 129,195 143,843 158,314 186,637
  Units purchased................   9,055   8,648   1,193   1,771   6,031   2,751
  Units transferred between
    Sub-Accounts and Fixed
    Account......................  (4,580)  (6,742)   3,013   2,007  (3,600)   3,481
  Units withdrawn, surrendered
    and annuitized............... (69,170) (71,936) (11,990) (18,426) (20,839) (34,555)
                                  ------- ------- ------- ------- ------- -------
  Units outstanding, end of
    year......................... 617,973 682,668 121,411 129,195 139,906 158,314
                                  ------- ------- ------- ------- ------- -------
                                  ------- ------- ------- ------- ------- -------
                                        MWG             MEG
                                    Sub Account     Sub Account
                                  --------------- ---------------

                                    Year Ended      Year Ended
                                   December 31,    December 31,
                                  --------------- ---------------
                                   1998    1997    1998    1997
                                  ------- ------- ------- -------
Units outstanding, beginning of
 year............................  55,822  70,278 280,589 321,077
  Units purchased................     277     554   4,313   4,900
  Units transferred between
    Sub-Accounts and Fixed
    Account......................  (2,074)  (1,541)   1,703   4,053
  Units withdrawn, surrendered
    and annuitized...............  (4,307) (13,469) (36,840) (49,441)
                                  ------- ------- ------- -------
  Units outstanding, end of
    year.........................  49,718  55,822 249,765 280,589
                                  ------- ------- ------- -------
                                  ------- ------- ------- -------

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Research Sub-Account, MFS Bond Sub-Account, MFS Money Market Sub-Account, MFS Government Money Market Sub-Account, MFS High Income Sub-Account, MFS World Governments Sub-Account, and MFS Emerging Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account C (the "Sub-Accounts") as of December 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

COMPASS-I
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Senior Vice President and
  Deputy General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
JAMES M. A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President and Actuary
L. BROCK THOMSON, Vice President and
  Treasurer

ELLEN B. KING, Secretary

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
ACCOUNT INFORMATION
For account information, call toll free: 1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time on any business day.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

                                                                     CO2-2/99 6M

                                       UV

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS

                                               ANNUAL REPORT - DECEMBER 31, 1998

                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.